Related Party Transactions - Schedule of Result of Transactions with Related Parties (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Fee and commission income and (expense)	$ 140,999	$ 174,404	$ 186,129
Income [member]
Disclosure of transactions between related parties [line items]
Interest and readjustments income (expense)	8,532	11,269	3,748
Fee and commission income and (expense)	504	3,232	829
Net income (loss) from financial operations	26,636	2,585	1,146
Operational support related expenses	500	901	1,075
Other income and (expenses)	211	207	84
Totals	36,383	18,194	6,882
Expense [member]
Disclosure of transactions between related parties [line items]
Interest and readjustments income (expense)	(4,955)	(7,328)	(2,970)
Net income (loss) from financial operations	(10,033)	(888)	(501)
Other income and (expenses)	(310)	(327)	(222)
Totals	$ (15,298)	$ (8,543)	$ (3,693)